Share-Based Compensation - Summary of Movement in Value of Conditional Awards (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
2015 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional awards at the beginning of the year	£ 6,718		£ 6,769
Conditional awards granted				£ 6,769
Conditional awards forfeited or cancelled	(215)		(51)
Conditional awards outstanding at the end of the year	6,503		6,718	6,769
2014 LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Conditional awards at the beginning of the year	3,193		5,102	5,355
Conditional awards forfeited or cancelled	(1,283)	[1]	(1,909)	(253)
Conditional awards outstanding at the end of the year	£ 1,910		£ 3,193	£ 5,102

[1]	The outstanding shares have been updated to compensate for the equity dilution caused by the shares issued by Banco Santander SA in July 2017.